Investment (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
T I M S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest	49.00%	100.00%
Associates [member]
IfrsStatementLineItems [Line Items]
Fair value for the remaining minority interest			R$ 1,601,703
Associates [member] | Fiber Co [Member]
IfrsStatementLineItems [Line Items]
Fair value for the remaining minority interest	R$ 1,612,957		R$ 1,601,703
Percentage of interest	49.00%